CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Cash flows from operating activities:
Consolidated net loss	$ (101,010)	(626,733)	(874,090)	(1,562,859)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Unrealized loss (gain) from derivative contracts	3,111	19,301	(37,430)	15,732
Changes in fair value of conversion feature of convertible bonds	(1,956)	(12,137)	6,105	5,692
Loss from disposal of fixed assets	1,582	9,815	9,677	8,497
Loss on extinguishment of debt	1,602	9,939	0	82,713
Amortization of convertible bonds discount	22,110	137,186	95,662	88,507
Depreciation and amortization	71,222	441,901	436,074	373,155
Amortization of deferred expenses	2,553	15,841	21,064	21,577
Stock compensation expenses	390	2,418	2,660	7,782
Write-down of inventories	9,292	57,651	113,236	326,051
Provision for doubtful collection of accounts receivable	2,077	12,889	28,562	87,626
Provision for doubtful collection of advance to suppliers	0	0	15,565	170,012
Provision for doubtful debt of other current assets	0	0	0	50,048
Provision (reversal) for doubtful collection of amount due from a related party	0	0	(7,980)	15,960
Deferred tax expense	320	1,984	254,066	22,893
Unrecognized tax benefit	(4,413)	(27,384)	0	0
Warranty provision	6,781	42,073	41,327	33,108
Warranty settlements and reversals	(7,598)	(47,143)	(37,790)	(17,372)
Foreign currency exchange loss (gain)	356	2,210	(17,760)
Changes in operating assets and liabilities:
Restricted cash	(63,345)	(393,033)	(66,815)	12,379
Accounts receivable	(53,083)	(329,358)	182,857	(508,274)
Notes receivable	1,737	10,780	(8,099)	57,527
Inventories	(24,949)	(154,795)	(26,800)	(480,729)
Advance to suppliers and long-term prepayments	14,822	91,967	21,198	159,300
Other current assets	5,224	32,413	68,414	135,524
Land use rights	0	0	56,335	(7,104)
Other non-current assets	0	0	(505)	(1,484)
Amount due from related parties	5,303	32,905	(102,142)	(195,117)
Accounts payable	10,268	63,710	(84,981)	175,126
Notes payable	12,078	74,940	180,198	(126,976)
Accrued expenses and other liabilities	1,330	8,256	3,444	17,347
Amount due to related parties	(1,988)	(12,332)	103,217	29,703
Customer deposits	(4,370)	(27,116)	11,449	(48,557)
Net cash provided by (used in) operating activities	(90,554)	(561,852)	386,718	(1,052,213)
Cash flows from investing activities:
Acquisition of fixed assets	(54,215)	(336,384)	(426,294)	(597,978)
Change in restricted cash	(9,175)	(56,928)	2,381	63,461
Proceeds from disposal of fixed assets	683	4,239	2,563	0
Other cash used in investing activities	(1,086)	(6,741)	0	0
Net cash used in investing activities	(63,793)	(395,814)	(421,350)	(534,517)
Cash flows from financing activities:
Net proceeds from issuance of ordinary shares	16,638	103,234	15,293	0
Proceeds from short-term bank borrowings	463,709	2,877,130	2,152,680	2,661,172
Repayment of short-term bank borrowings	(422,117)	(2,619,066)	(2,209,477)	(3,263,051)
Proceeds from related party borrowings	59,329	368,116	79,771	0
Repayment of related party borrowings	(57,609)	(357,439)	0	0
Change in restricted cash	1,407	8,727	50,948	55,324
Repurchase of convertible bonds	(13,699)	(84,999)	0	(299,271)
Proceeds from long-term bank borrowings	108,480	673,076	617,970	1,369,370
Repayment of long-term bank borrowings	(36,302)	(225,240)	(690,083)	(212,037)
Arrangement fee and other related costs for long-term bank borrowings	(1,701)	(10,553)	(18,771)	(18,355)
Arrangement fee for short-term bank borrowings	(5,444)	(33,779)	(12,567)	(6,501)
Proceeds from the issuance of long-term notes	0	0	627,450	0
Arrangement fee and other related costs for long-term notes	(596)	(3,695)	(5,577)	0
Net cash provided by financing activities	112,095	695,512	607,637	286,651
Net decrease (increase) in cash and cash equivalents	(42,252)	(262,154)	573,005	(1,300,079)
Cash and cash equivalents at the beginning of year	201,380	1,249,481	676,476	1,976,555
Cash and cash equivalents at the end of year	159,128	987,327	1,249,481	676,476
Supplemental disclosure of cash flow information:
Interest paid	24,853	154,206	166,516	164,536
Income taxes paid (refund)	12	76	(45,864)	47,212
Realized gain from derivative contracts	4,427	27,469	26,309	21,059
Supplemental schedule of non-cash activities:
Acquisition of fixed assets included in accounts payable, accrued expenses and other liabilities	$ 35,115	217,873	(281,465)	(159,459)